CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)		Total	Recapitalization [Member]		Common Stock	Common Stock Recapitalization [Member] [1]	Additional Paid-In Capital	Additional Paid-In Capital Recapitalization [Member] [1]	Accumulated Deficit	Accumulated Deficit Recapitalization [Member] [1]	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss Recapitalization [Member] [1]	Total UpHealth, Inc. Stockholders' Equity	Total UpHealth, Inc. Stockholders' Equity Recapitalization [Member] [1]	Noncontrolling Interests	Noncontrolling Interests Recapitalization [Member] [1]
Beginning balance (in shares) at Dec. 31, 2019	[1]				0
Beginning balance at Dec. 31, 2019	[1]	$ 0			$ 0		$ 0		$ 0		$ 0		$ 0		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to consummate business combinations (in shares)	[1]				50,050,000
Issuance of common stock to consummate business combinations	[1]						(5,000)
Net loss		(203,000)							(203,000)				(203,000)
Ending balance (in shares) at Mar. 31, 2020	[1]				50,050,000
Ending balance at Mar. 31, 2020	[1]	(203,000)			$ 5,000		(5,000)		(203,000)		0		(203,000)		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Consolidated net loss		(203,000)							(203,000)				(203,000)
Beginning balance (in shares) at Dec. 31, 2019	[1]				0
Beginning balance at Dec. 31, 2019	[1]	0			$ 0		0		0		0		0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(539,000)
Foreign currency translation adjustments		0
Ending balance (in shares) at Jun. 30, 2020	[1]				50,050,000
Ending balance at Jun. 30, 2020	[1]	(539,000)			$ 5,000		(5,000)		(539,000)		0		(539,000)		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Consolidated net loss		(539,000)
Beginning balance (in shares) at Dec. 31, 2019	[1]				0
Beginning balance at Dec. 31, 2019	[1]	0			$ 0		0		0		0		0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to consummate business combinations (in shares)					1,508,000
Issuance of common stock to consummate business combinations		165,613,790			$ 151		165,613,639
Issuance of common stock for formation (in shares)					4,868,443
Issuance of common stock for formation					$ 487		(487)
Net loss		$ (2,186,433)							(2,186,433)
Ending balance (in shares) at Dec. 31, 2020		6,811,043	70,021,000		6,811,043	70,021,000
Ending balance at Dec. 31, 2020		$ 220,720,957	$ 220,721,000	[1]	$ 681	$ 7,000	222,906,709	$ 222,900,000	(2,186,433)	$ (2,186,000)		$ 0		$ 220,721,000		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Consolidated net loss		(2,186,433)							(2,186,433)
Issuance of common stock in exchange for a portion of equity method investment (in shares)					434,600
Issuance of common stock in exchange for a portion of equity method investment		57,293,600			$ 43		57,293,557
Beginning balance (in shares) at Mar. 31, 2020	[1]				50,050,000
Beginning balance at Mar. 31, 2020	[1]	(203,000)			$ 5,000		(5,000)		(203,000)		0		(203,000)		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(336,000)							(336,000)				(336,000)
Foreign currency translation adjustments		0
Ending balance (in shares) at Jun. 30, 2020	[1]				50,050,000
Ending balance at Jun. 30, 2020	[1]	(539,000)			$ 5,000		(5,000)		(539,000)		0		(539,000)		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Consolidated net loss		$ (336,000)							(336,000)				(336,000)
Beginning balance (in shares) at Dec. 31, 2020		6,811,043	70,021,000		6,811,043	70,021,000
Beginning balance at Dec. 31, 2020		$ 220,720,957	$ 220,721,000	[1]	$ 681	$ 7,000	222,906,709	222,900,000	(2,186,433)	(2,186,000)		0		220,721,000		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to consummate business combinations (in shares)	[1]				8,749,000
Issuance of common stock to consummate business combinations	[1]	104,798,000			$ 1,000		87,408,000						87,409,000		17,389,000
Net loss		(3,028,000)							(2,950,000)				(2,950,000)		(78,000)
Foreign currency translation adjustments		(1,159,000)									(1,159,000)		(1,159,000)
Ending balance (in shares) at Mar. 31, 2021	[1]				78,771,000
Ending balance at Mar. 31, 2021	[1]	321,332,000			$ 8,000		310,308,000		(5,136,000)		(1,159,000)		304,021,000		17,311,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Consolidated net loss		$ (3,028,000)							(2,950,000)				(2,950,000)		(78,000)
Beginning balance (in shares) at Dec. 31, 2020		6,811,043	70,021,000		6,811,043	70,021,000
Beginning balance at Dec. 31, 2020		$ 220,720,957	$ 220,721,000	[1]	$ 681	$ 7,000	222,906,709	$ 222,900,000	(2,186,433)	$ (2,186,000)		$ 0		$ 220,721,000		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(35,836,000)
Foreign currency translation adjustments		$ (3,478,000)
Ending balance (in shares) at Jun. 30, 2021		117,604,610
Ending balance at Jun. 30, 2021		$ 594,117,000			$ 12,000		620,455,000		(37,920,000)		(3,478,000)		579,069,000		15,048,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Consolidated net loss		(35,836,000)
Beginning balance (in shares) at Mar. 31, 2021	[1]				78,771,000
Beginning balance at Mar. 31, 2021	[1]	321,332,000			$ 8,000		310,308,000		(5,136,000)		(1,159,000)		304,021,000		17,311,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to consummate business combinations (in shares)					26,162,000
Issuance of common stock to consummate business combinations		241,348,000			$ 3,000		243,584,000						243,587,000		(2,239,000)
Merger recapitalization (in shares)					9,471,000
Merger recapitalization		54,605,000			$ 1,000		54,604,000						54,605,000
PIPE common stock issuance (in shares)					3,000,000
PIPE common stock issuance		27,079,000					27,079,000						27,079,000
Forward share repurchase agreement (in shares)					0
Forward share repurchase agreement		(17,000,000)					(17,000,000)						(17,000,000)
Issuance of common stock for debt conversion (in shares)					200,000
Issuance of common stock for debt conversion		1,879,000					1,879,000						1,879,000
Net loss		(32,808,000)					0		(32,784,000)				(32,784,000)		(24,000)
Foreign currency translation adjustments		$ (2,319,000)					0				(2,319,000)		(2,319,000)		0
Ending balance (in shares) at Jun. 30, 2021		117,604,610
Ending balance at Jun. 30, 2021		$ 594,117,000			$ 12,000		620,455,000		(37,920,000)		$ (3,478,000)		579,069,000		15,048,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Consolidated net loss		$ (32,808,000)					$ 0		$ (32,784,000)				$ (32,784,000)		$ (24,000)

[1]	Amounts as of March 31, 2021 and before that date differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the accounting for the Business Combinations (as defined below in Note 1). Specifically, the number of common shares outstanding during periods before the Business Combinations are computed on the basis of the number of common shares of UpHealth Holdings (accounting acquiror) during those periods multiplied by the exchange ratio established in the stock purchase agreement (1.00 UpHealth Holdings shares converted to 10.28 GigCapital2 shares). Common stock and additional paid-in capital were adjusted accordingly.